FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Securities pledged to an investor	$ 310,477
Derivative asset		$ 67	$ 0
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]		Prepaid Expense and Other Assets, Current
Liabilities
Warrant Liabilities	5,549
Level 1
Assets
Investment securities	2,168	$ 3,326	8,411
Securities pledged to an investor	310,477
Subtotal	312,645	3,326
Liabilities
Subtotal	3,395
Level 1 | Public Warrants
Liabilities
Warrant Liabilities	3,395
Level 2
Assets
Derivative asset	236	67
Subtotal	236	67
Level 3
Liabilities
Put option liabilities	175,651	11,884
Convertible notes	186,631	101,912	76,770
Exchangeable notes	77,087	454,316	427,112
Subtotal	441,523	568,112
Level 3 | Sponsor Warrants
Liabilities
Warrant Liabilities	2,154
Recurring
Assets
Investment securities	2,168	3,326	8,411
Securities pledged to an investor	310,477
Derivative asset	236	67
Subtotal	312,881	3,393
Liabilities
Put option liabilities	175,651	11,884
Convertible notes	186,631	101,912	76,770
Exchangeable notes	77,087	454,316	$ 427,112
Subtotal	444,918	$ 568,112
Recurring | Public Warrants
Liabilities
Warrant Liabilities	3,395
Recurring | Sponsor Warrants
Liabilities
Warrant Liabilities	$ 2,154